Calvert
Green Bond Fund
December 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 9.0%

Security	Principal Amount* (000's omitted)	Value
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	5,900	$ 5,948,037
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	1,235	1,017,161
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,077	898,654
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	3,286	2,055,505
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,122	952,205
Luminace ABS Issuer LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,422	2,364,741
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	368	229,357
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	333	314,670
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	933	777,303
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	476	451,262
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	1,901	1,695,145
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,392	1,250,355
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	727	645,129
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	836	731,630
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,033	862,516
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	622	503,402
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	412	345,520
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	1,491	1,247,789
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	207	204,051
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	27	25,078
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	873	749,706
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,783	2,071,116
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,070	4,514,005
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,117	1,675,431
Series 2021-A, Class B, 3.15%, 2/20/48(1)	3,551	1,589,783
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,242	1,071,124
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	5,683	4,562,089
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,293	1,109,038
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,042	1,970,152
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	6,564	5,993,464
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	3,871	3,752,899
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	4,349	4,008,964
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,408	1,345,747
Security	Principal Amount* (000's omitted)		Value
Tesla Auto Lease Trust:
Series 2023-B, Class A4, 6.22%, 3/22/27(1)		451	$ 451,531
Series 2024-B, Class A3, 4.82%, 10/20/27(1)		2,410	2,420,318
Tesla Lease Electric Vehicle Securitization LLC:
Series 2025-A, Class A2, 4.14%, 6/20/28(1)		2,566	2,571,868
Series 2025-A, Class A3, 4.27%, 11/20/28(1)		2,690	2,705,584
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	3,444	4,092,513
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	1,246	1,721,592
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)		1,203	1,162,587
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		4,157	3,897,730
Total Asset-Backed Securities (identified cost $85,247,526)			$75,956,751

Commercial Mortgage-Backed Securities — 10.3%

Security	Principal Amount (000’s omitted)	Value
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.25%, (1 mo. SOFR + 1.50%), 11/15/42(1)(2)	$2,700	$ 2,711,740
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	4,160	3,951,761
Series KG04, Class A2, 1.487%, 11/25/30	20,000	17,748,694
Series KG08, Class A2, 4.134%, 5/25/33(3)	19,846	19,628,680
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(3)	4,605	4,549,460
Series 2018-M4, Class A2, 3.067%, 3/25/28(3)	7,942	7,802,977
Series 2018-M13, Class A2, 3.75%, 9/25/30(3)	4,957	4,922,571
Series 2019-M1, Class A2, 3.56%, 9/25/28(3)	4,088	4,048,482
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,250	5,953,147
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,383,129
Wells Fargo Commercial Mortgage Trust:
Series 2025-609M, Class A, 5.293%, (1 mo. SOFR + 1.542%), 8/15/42(1)(2)	3,980	3,989,854
Series 2025-1918, Class A, 5.576%, 9/15/40(1)(3)	3,775	3,814,000
Total Commercial Mortgage-Backed Securities (identified cost $87,042,047)		$86,504,495

Corporate Bonds — 48.3%

Security	Principal Amount* (000’s omitted)		Value
Communications — 3.8%
Comcast Corp., 4.65%, 2/15/33		6,000	$ 6,023,988
NBN Co. Ltd., 4.375%, 3/15/33(4)	EUR	3,500	4,370,322

Calvert
Green Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Communications (continued)
Telefonica Emisiones SA, 4.183%, 11/21/33(4)	EUR	1,300	$ 1,570,295
Verizon Communications, Inc.:
1.50%, 9/18/30		12,084	10,659,753
5.50%, 2/23/54(5)		5,200	4,995,742
Virgin Media O2 Vendor Financing Notes V DAC, 7.875%, 3/15/32(1)	GBP	3,300	4,482,820
			$ 32,102,920
Consumer, Cyclical — 3.6%
Ford Motor Co., 3.25%, 2/12/32		15,121	$ 13,330,581
General Motors Co., 5.40%, 10/15/29		10,299	10,670,586
Stellantis NV, 3.75%, 3/19/36(4)	EUR	5,500	6,078,579
			$30,079,746
Consumer, Non-cyclical — 0.9%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$2,940,375
Conservation Fund, 3.474%, 12/15/29		2,345	2,250,480
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,198,774
PepsiCo, Inc.:
2.875%, 10/15/49		1,145	756,352
3.90%, 7/18/32		800	786,575
			$7,932,556
Energy — 0.5%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		218	$166,948
6.45%, 3/5/34(1)		855	697,904
6.95%, 3/5/54(1)		800	610,600
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,940	2,867,472
			$4,342,924
Financial — 17.6%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32		6,900	$5,839,223
AXA SA, 1.375% to 4/7/31, 10/7/41(4)(6)	EUR	5,745	6,027,272
Banco Santander SA, 0.625% to 6/24/28, 6/24/29(4)(6)	EUR	4,600	5,131,152
BNP Paribas SA:
0.375% to 10/14/26, 10/14/27(4)(6)	EUR	7,700	8,928,508
1.675% to 6/30/26, 6/30/27(1)(6)		1,355	1,338,334
CaixaBank SA, 1.25% to 3/18/26, 6/18/31(4)(6)	EUR	6,500	7,611,781
Commonwealth Bank of Australia, 4.266% to 6/4/29, 6/4/34(6)	EUR	2,100	2,545,315
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(6)		7,271	7,239,380
Danske Bank AS, 3.75% to 11/19/31, 11/19/36(4)(6)	EUR	2,100	2,474,986
Digital Dutch Finco BV, 1.50%, 3/15/30(4)	EUR	6,300	6,904,765
Fifth Third Bancorp, 1.707% to 11/1/26, 11/1/27(6)		6,550	6,426,641
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		6,317	6,437,897
8.00% to 3/1/31, 6/1/56(6)		2,825	2,959,414
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		605	$ 601,270
3.75%, 9/15/30(1)		1,843	1,708,569
Healthpeak OP LLC, 2.125%, 12/1/28		6,600	6,235,388
ING Groep NV:
0.875% to 3/9/27, 6/9/32(4)(6)	EUR	5,600	6,423,885
4.625%, 1/6/26(1)		4,025	4,025,250
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(4)(6)	GBP	4,400	6,185,451
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(6)		8,560	8,696,903
Kimco Realty OP LLC, 2.70%, 10/1/30		3,100	2,907,031
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(4)(6)	EUR	3,300	3,485,613
PNC Financial Services Group, Inc., 4.758% to 1/26/26, 1/26/27(6)		5,254	5,256,186
Prologis Euro Finance LLC, 0.375%, 2/6/28	EUR	7,000	7,863,983
Prologis LP, 1.25%, 10/15/30		1,477	1,294,442
Prudential Financial, Inc., 1.50%, 3/10/26(5)		8,131	8,093,700
REC Ltd., 5.625%, 4/11/28(1)(5)		3,841	3,948,244
Royal Bank of Canada, 1.15%, 7/14/26		2,060	2,031,290
Svenska Handelsbanken AB, 3.625% to 11/4/31, 11/4/36(4)(6)	EUR	2,100	2,469,141
Toronto-Dominion Bank, 5.264%, 12/11/26		2,865	2,900,887
Vonovia SE, 2.375%, 3/25/32(4)	EUR	2,300	2,546,830
Welltower OP LLC, 2.70%, 2/15/27		1,320	1,303,248
			$147,841,979
Government - Multinational — 4.3%
Asian Development Bank:
1.75%, 8/14/26		2,665	$2,633,455
2.375%, 8/10/27		4,000	3,928,012
3.125%, 9/26/28		800	790,786
European Investment Bank, 2.375%, 5/24/27		9,028	8,885,438
International Bank for Reconstruction & Development:
4.125%, 3/20/30		11,880	12,063,740
6.875%, 2/9/29	MXN	70,000	3,773,489
International Finance Corp., 2.125%, 4/7/26		3,987	3,969,647
			$36,044,567
Industrial — 3.2%
Jabil, Inc., 4.25%, 5/15/27		8,320	$8,335,780
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		4,800	4,287,041
Owens Corning, 3.95%, 8/15/29		1,422	1,412,189
Smurfit Kappa Treasury ULC, 5.438%, 4/3/34		7,400	7,664,539
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,264,404
2.25%, 1/30/31(5)		1,921	1,745,873
			$26,709,826

Calvert
Green Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Technology — 3.2%
Apple, Inc., 3.00%, 6/20/27		14,550	$ 14,435,195
Intel Corp., 4.15%, 8/5/32		4,000	3,858,082
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/31		6,400	5,794,753
3.40%, 5/1/30		2,861	2,760,207
			$ 26,848,237
Utilities — 11.2%
AES Corp., 2.45%, 1/15/31		6,727	$ 6,102,642
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.625%, 2/15/32(4)	EUR	2,750	3,308,943
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		2,313	2,113,565
Constellation Energy Generation LLC, 5.75%, 3/15/54		4,600	4,568,462
EDP Servicios Financieros Espana SA, 3.50%, 7/16/30(4)	EUR	800	958,247
Enel Finance International NV:
1.625%, 7/12/26(1)		2,224	2,196,342
4.625%, 6/15/27(1)		6,710	6,760,214
5.00%, 6/15/32(1)		2,692	2,741,629
Engie SA, 4.75% to 3/14/30(4)(6)(7)	EUR	2,200	2,691,221
Eurogrid GmbH, 3.279%, 9/5/31(4)	EUR	700	824,698
Iberdrola International BV, Series NC9, 1.825% to 8/9/29(4)(6)(7)	EUR	2,500	2,753,028
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		11,954	10,850,676
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,087,639
3.65%, 8/1/48		4,740	3,554,091
4.25%, 7/15/49		4,190	3,442,730
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		17,005	16,210,430
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		1,532	1,387,457
Northern States Power Co., 2.60%, 6/1/51		3,918	2,403,085
NSTAR Electric Co., 3.25%, 5/15/29		4,130	4,014,922
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,075	2,047,794
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	3,424,722
4.10%, 6/15/48		1,030	821,115
SSE PLC, 3.50%, 3/18/32(4)	EUR	1,450	1,721,824
TenneT Holding BV, 4.625% to 3/21/29(4)(6)(7)	EUR	2,140	2,599,648
Tucson Electric Power Co., 1.50%, 8/1/30		3,410	3,037,197
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)		2,765	2,910,713
			$94,533,034
Total Corporate Bonds (identified cost $415,131,591)			$406,435,789

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(8)	$986	$ 970,648
Total High Social Impact Investments (identified cost $985,802)		$ 970,648

Preferred Stocks — 1.0%

Security	Shares	Value
Electric Utilities — 0.6%
Brookfield BRP Holdings Canada, Inc., 4.625%	315,384	$ 4,850,606
		$ 4,850,606
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	92,000	$ 1,223,600
Series A2, 6.375%	169,100	2,414,748
		$ 3,638,348
Total Preferred Stocks (identified cost $14,459,994)		$ 8,488,954

Sovereign Government Bonds — 9.0%

Security	Principal Amount* (000’s omitted)		Value
Australia — 0.5%
Queensland Treasury Corp., 5.00%, 3/10/36(4)	AUD	7,000	$ 4,528,691
			$ 4,528,691
Canada — 1.4%
Export Development Canada, 4.75%, 6/5/34		11,000	$ 11,507,867
			$ 11,507,867
Chile — 0.3%
Chile Government International Bonds:
0.83%, 7/2/31	EUR	1,049	$ 1,084,080
2.55%, 1/27/32		1,500	1,347,825
			$2,431,905
Finland — 0.5%
Kuntarahoitus OYJ, 3.625%, 10/9/29(1)		4,500	$4,494,387
			$4,494,387

Calvert
Green Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Germany — 3.3%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26		5,023	$ 4,927,847
4.375%, 2/28/34		22,413	22,878,132
			$ 27,805,979
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 7.625%, 1/30/33(4)		1,576	$ 1,707,516
			$ 1,707,516
Netherlands — 1.3%
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26(1)		10,866	$10,833,631
			$10,833,631
Norway — 0.5%
Kommunalbanken AS, 5.25%, 4/18/34	AUD	7,000	$4,662,668
			$4,662,668
Romania — 0.3%
Romania Government International Bonds, 5.625%, 2/22/36(1)	EUR	2,024	$2,357,320
			$2,357,320
South Korea — 0.2%
Export-Import Bank of Korea, 5.125%, 1/11/33		1,429	$1,499,898
			$1,499,898
Sweden — 0.5%
Kommuninvest I Sverige AB, 4.625%, 9/29/28(1)		4,000	$4,108,333
			$4,108,333
Total Sovereign Government Bonds (identified cost $74,674,325)			$75,938,195

Taxable Municipal Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,484,765
		$ 6,484,765
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,432,958
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(9)	90	91,993
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$620	$ 570,961
Green Bonds, 2.184%, 9/1/31	500	452,083
Green Bonds, 2.264%, 9/1/32	445	394,786
Green Bonds, 2.344%, 9/1/33	1,445	1,258,698
		$ 4,201,479
Total Taxable Municipal Obligations (identified cost $13,360,986)		$ 10,686,244

U.S. Government Agencies and Instrumentalities — 0.6%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$2,221	$ 2,133,010
2.36%, 10/15/29	1,439	1,396,549
3.52%, 9/20/32	1,832	1,792,114
Total U.S. Government Agencies and Instrumentalities (identified cost $5,491,714)		$ 5,321,673

U.S. Government Agency Mortgage-Backed Securities — 17.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.50%, 4/1/53	$17,674	$ 17,335,780
5.00%, with various maturities to 2055	34,283	34,281,010
5.50%, with various maturities to 2054	36,457	37,094,267
Federal National Mortgage Association:
4.00%, with various maturities to 2055	27,794	26,382,750
2.68%, 7/1/26	1,830	1,816,226
5.00%, with various maturities to 2055	11,252	11,262,774
5.50%, with various maturities to 2055	18,267	18,562,258
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $144,827,125)		$146,735,065

Calvert
Green Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.4%
Affiliated Fund — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(10)	34,292,481	$ 34,292,481
Total Affiliated Fund (identified cost $34,292,481)		$ 34,292,481
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(11)	2,865,625	$ 2,865,625
Total Securities Lending Collateral (identified cost $2,865,625)		$ 2,865,625
Total Short-Term Investments (identified cost $37,158,106)		$ 37,158,106
Total Investments — 101.5% (identified cost $878,379,216)		$854,195,920
Other Assets, Less Liabilities — (1.5)%		$(12,658,152)
Net Assets — 100.0%		$841,537,768

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $166,961,197 or 19.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $91,302,396 or 10.7% of the Fund's net assets.
(5)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $7,099,030 and the total market value of the collateral received by the Fund was $7,400,699, comprised of cash of $2,865,625 and U.S. government and/or agencies securities of $4,535,074.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Restricted security. Total market value of restricted securities amounts to $970,648, which represents 0.1% of the net assets of the Fund as of December 31, 2025.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(11)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	68.3%
Netherlands	5.2
Germany	4.1
Other (less than 3.0% each)	22.4
Total	100.0%

Calvert
Green Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	156,647	USD	113,578	Citibank, N.A.	3/18/26	$923	$ —
USD	9,268,987	AUD	14,029,189	UBS AG	3/18/26	—	(94,169)
USD	6,285,823	EUR	5,327,195	UBS AG	3/18/26	4,194	—
USD	4,529,013	EUR	3,838,211	UBS AG	3/18/26	3,137	—
USD	615,941	EUR	521,875	UBS AG	3/18/26	565	—
USD	86,363,845	EUR	73,826,294	UBS AG	3/18/26	—	(689,368)
USD	10,931,199	GBP	8,213,318	Barclays Bank PLC	3/18/26	—	(137,919)
USD	1,784,441	GBP	1,327,916	Credit Agricole Corporate and Investment Bank	3/18/26	—	(5,196)
USD	59	SEK	548	Barclays Bank PLC	3/18/26	—	(1)
						$8,819	$(926,653)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	150	Long	3/31/26	$31,318,359	$(15,630)
U.S. 5-Year Treasury Note	124	Long	3/31/26	13,553,781	(36,935)
U.S. 10-Year Treasury Note	191	Long	3/20/26	21,475,563	(128,042)
U.S. Long Treasury Bond	700	Long	3/20/26	80,915,625	126,204
U.S. Ultra 10-Year Treasury Note	11	Long	3/20/26	1,265,172	(2,437)
Australian 10-Year Treasury Bond	(109)	Short	3/16/26	(7,963,997)	(6,128)
Euro-Bund	(22)	Short	3/6/26	(3,298,246)	(2,845)
U.S. Ultra-Long Treasury Bond	(9)	Short	3/20/26	(1,062,000)	(1,990)
					$(67,803)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$985,802
		$985,802

Calvert
Green Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling

MXN	– Mexican Peso
SEK	– Swedish Krona
USD	– United States Dollar

At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $34,292,481, which represents 4.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$55,324,254	$70,424,104	$(91,455,877)	$ —	$ —	$34,292,481	$719,402	34,292,481

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$75,956,751	$ —	$75,956,751
Commercial Mortgage-Backed Securities	—	86,504,495	—	86,504,495
Corporate Bonds	—	406,435,789	—	406,435,789
High Social Impact Investments	—	970,648	—	970,648
Preferred Stocks	8,488,954	—	—	8,488,954
Sovereign Government Bonds	—	75,938,195	—	75,938,195
Taxable Municipal Obligations	—	10,686,244	—	10,686,244

Calvert
Green Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Government Agencies and Instrumentalities	$ —	$5,321,673	$ —	$5,321,673
U.S. Government Agency Mortgage-Backed Securities	—	146,735,065	—	146,735,065
Short-Term Investments:
Affiliated Fund	34,292,481	—	—	34,292,481
Securities Lending Collateral	2,865,625	—	—	2,865,625
Total Investments	$45,647,060	$808,548,860	$ —	$854,195,920
Forward Foreign Currency Exchange Contracts	$ —	$8,819	$ —	$8,819
Futures Contracts	126,204	—	—	126,204
Total	$45,773,264	$808,557,679	$ —	$854,330,943
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(926,653)	$ —	$(926,653)
Futures Contracts	(194,007)	—	—	(194,007)
Total	$(194,007)	$(926,653)	$ —	$(1,120,660)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.